UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EP Wealth Advisors, Inc.
Address:  21515 Hawthorne Blvd., Suite 1200
          Torrance, CA 90503

Form 13F File Number:  028-14754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Derek Holman
Title:    Managing Director
Phone:    310-543-4559

Signature, Place, and Date of Signing:

       /s/ Derek Holman               Torrance, CA                11/13/2012
       ----------------               ------------                ----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           89
                                         -----------

Form 13F Information Table Value Total:  $   248,946
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

              COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                      TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
           NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ -------
Apple Inc.                            Common   037833100      20,783      31,154          Sole       No        27,146          4,008
VirnetX Holding Corp.                 Common   92823T108      14,411     566,689          Sole       No             0        566,689
United Parcel Service B               Common   911312106      11,033     154,160          Sole       No       135,120         19,040
Exxon Mobil Corp.                     Common   30231G102       9,570     104,644          Sole       No        80,775         23,869
Pepsico Inc. .                        Common   713448108       8,016     113,273          Sole       No        88,378         24,895
Verizon Communications                Common   92343V104       7,990     175,346          Sole       No       134,049         41,297
Google Inc Class A                    Common   38259P508       7,966      10,558          Sole       No         8,106          2,452
Procter & Gamble Co.                  Common   742718109       7,800     112,454          Sole       No        87,187         25,267
JPMorgan Chase & Co                   Common   46625H100       7,635     188,601          Sole       No       151,564         37,037
Target Corporation                    Common   87612E106       7,603     119,788          Sole       No        93,270         26,518
EMC Corp.                             Common   268648102       7,303     267,811          Sole       No       197,817         69,994
Johnson & Johnson                     Common   478160104       6,804      98,735          Sole       No        74,541         24,194
3M Company                            Common   88579Y101       6,743      72,956          Sole       No        55,888         17,068
Gilead Sciences Inc                   Common   375558103       6,518      98,270          Sole       No        74,937         23,333
Novartis AG ADS                       Common   66987V109       6,405     104,550          Sole       No        82,992         21,558
Walt Disney Co.                       Common   254687106       6,038     115,497          Sole       No        87,722         27,775
QUALCOMM Inc                          Common   747525103       6,036      96,630          Sole       No        75,980         20,650
Visa Inc.                             Common   92826C839       5,855      43,601          Sole       No        33,016         10,585
Costco Wholesale                      Common   22160K105       5,678      56,687          Sole       No        43,973         12,714
V F Corporation                       Common   918204108       5,571      34,961          Sole       No        27,518          7,443
Stryker Corp                          Common   863667101       5,375      96,566          Sole       No        75,876         20,690
Oracle Corp                           Common   68389X105       5,283     167,930          Sole       No       127,427         40,503
Prudential Financial Inc              Common   744320102       5,265      96,580          Sole       No        76,380         20,200
Freeport McMoRan Copper & Gold        Common   35671D857       5,123     129,434          Sole       No        99,779         29,655
PNC Financial Services Group          Common   693475105       4,974      78,825          Sole       No        61,384         17,441
Schlumberger Ltd.                     Common   806857108       4,972      68,736          Sole       No        51,634         17,101
Apache Corp                           Common   037411105       4,775      55,226          Sole       No        41,324         13,902
Edison International                  Common   281020107       4,287      93,821          Sole       No        70,746         23,074
Diageo PLC ADR                        Common   25243Q205       4,177      37,057          Sole       No        28,660          8,397
Chevron Corp.                         Common   166764100       3,874      33,233          Sole       No        32,622            611
T. Rowe Price                         Common   74144T108       3,585      56,628          Sole       No        44,553         12,074
Occidental Petroleum Corp.            Common   674599105       3,472      40,344          Sole       No        31,352          8,992
Halliburton Co                        Common   406216101       3,464     102,834          Sole       No        78,086         24,748
Colgate-Palmolive Co                  Common   194162103       1,328      13,725          Sole       No        13,325            400
International Business Machine        Common   459200101       1,328       6,401          Sole       No         5,059          1,342
Amgen Inc.                            Common   031162100       1,108      13,147          Sole       No         2,622         10,525
Tortoise MLP                          Common   89148B101         866      34,150          Sole       No        32,450          1,700
TransDigm Group Inc                   Common   893641100         864       6,090          Sole       No         5,690            400
Caterpillar Inc.                      Common   149123101         830       9,641          Sole       No         8,094          1,547
Philip Morris Int'l                   Common   718172109         757       8,413          Sole       No         7,617            796
DIRECTV Group                         Common   25490A101         705      13,437          Sole       No        13,191            246
Coca-Cola                             Common   191216100         697      18,383          Sole       No         7,482         10,901
Berkshire Hathaway Cl B               Common   084670702         694       7,868          Sole       No         5,668          2,200
Pfizer Inc.                           Common   717081103         678      27,289          Sole       No        24,400          2,889
Deere & Co                            Common   244199105         672       8,150          Sole       No         7,850            300
AT&T Corp                             Common   00206R102         669      17,748          Sole       No        14,833          2,915
NextEra Energy Inc.                   Common   65339F101         667       9,481          Sole       No         9,481              0
Microsoft Corp.                       Common   594918104         648      21,790          Sole       No        13,571          8,219
American Tower Corp                   Common   03027X100         585       8,195          Sole       No         7,605            590
Berkshire Hathaway Cl A               Common   084670108         531           4          Sole       No             4              0
Intel Corp.                           Common   458140100         516      22,790          Sole       No        13,455          9,335
Heinz H J Co                          Common   423074103         451       8,064          Sole       No         7,870            194
Altria Group                          Common   02209S103         436      13,048          Sole       No        12,213            835
Starbucks Corp                        Common   855244109         392       7,734          Sole       No         6,864            870
Seadrill Ltd                          Common   G7945E105         376       9,595          Sole       No         9,595              0
PPL Corp.                             Common   69351T106         371      12,772          Sole       No        12,772              0
Abbott Laboratories                   Common   002824100         361       5,262          Sole       No         4,287            975
General Electric Co.                  Common   369604103         358      15,777          Sole       No        12,396          3,381
Allstate Corporation                  Common   020002101         357       9,022          Sole       No         9,022              0
Valero Energy Corp                    Common   91913Y100         356      11,233          Sole       No        11,179             54
Reliance Steel & Aluminum             Common   759509102         350       6,680          Sole       No         6,680              0
Baxter International Inc              Common   071813109         333       5,527          Sole       No         5,000            527
CSX Corp                              Common   126408103         331      15,966          Sole       No        15,186            780
Henry Schein Inc.                     Common   806407102         317       4,000          Sole       No             0          4,000
Merck & Co                            Common   58933Y105         314       6,954          Sole       No         6,499            454
Raytheon Company                      Common   755111507         311       5,436          Sole       No         5,436              0
Central Fund of Canada                Common   153501101         310      13,031          Sole       No         9,521          3,510
AptarGroup Inc                        Common   038336103         308       5,950          Sole       No         5,910             40
Amazon.com Inc                        Common   023135106         295       1,161          Sole       No         1,161              0
Baytex Energy Corp                    Common   07317Q105         294       6,200          Sole       No         6,200              0
Cathay General Bancorp                Common   149150104         281      16,293          Sole       No        14,800          1,492
Becton Dickinson & Co                 Common   075887109         280       3,561          Sole       No         3,044            517
Northrop Grumman Corp                 Common   666807102         260       3,919          Sole       No         3,803            116
McDonalds Corp.                       Common   580135101         251       2,732          Sole       No         1,917            815
Wal-Mart Stores Inc                   Common   931142103         243       3,299          Sole       No         2,945            354
ConocoPhillips                        Common   20825C104         242       4,231          Sole       No         3,026          1,205
Grainger (W.W.) Inc                   Common   384802104         241       1,157          Sole       No         1,147             10
Newmont Mining Corp.                  Common   651639106         231       4,118          Sole       No         1,936          2,182
Express Scripts                       Common   30219G108         224       3,571          Sole       No         3,571              0
Home Depot Inc.                       Common   437076102         221       3,660          Sole       No         2,477          1,183
Health Care Property Inv              Common   40414L109         214       4,800          Sole       No         4,800              0
Stericycle Inc                        Common   858912108         208       2,300          Sole       No         2,300              0
Cisco Systems Inc                     Common   17275R102         205      10,729          Sole       No         6,450          4,279
Wells Fargo & Co.                     Common   949746101         201       5,822          Sole       No         5,057            765
Intuitive Surgical                    Common   46120E602         201         405          Sole       No           405              0
Bank of America Corp.                 Common   060505104         165      18,664          Sole       No        16,442          2,222
NOVABAY PHARMACUETICAL INC COM        Common   66987P102          16      13,267          Sole       No        13,267              0
Ford Motor Company New                Common   345370860         116      11,743          Sole       No         9,489          2,254
KAZAKSTAN GOLDFIELDS CORP COM         Common   381370105                  11,000          Sole       No        11,000              0